FINANCIAL ASSETS AT AMORTISED COST (Details) - Narrative - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Allowance account for credit losses of financial assets	£ 6,132	£ 3,380
The Group
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Loans and advances to customers	480,141	474,470
Loans and advances to banks	5,950	4,852	£ 3,692
The Group | 1 year or over original maturity
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Loans and advances to customers	385,517	378,457
Loans and advances to banks	1,082	1,498
Debt securities	5,110	5,314
The Bank
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Loans and advances to customers	178,269	177,569
Loans and advances to banks	5,656	4,453	£ 3,153
The Bank | 1 year or over original maturity
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Loans and advances to customers	105,738	103,042
Loans and advances to banks	1,024	1,231
Debt securities	4,300	5,241
Residual value and voluntary terminations
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Allowance account for credit losses of financial assets	£ 192	£ 201